Events during and after the reporting period (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands					1 Months Ended					12 Months Ended
	Aug. 12, 2025 ILS (₪) ₪ / shares	Aug. 07, 2025 ILS (₪) Share	Mar. 11, 2025 ILS (₪) ₪ / shares	Jul. 17, 2024 ILS (₪)	Aug. 31, 2025 ILS (₪) Share	May 31, 2025 ILS (₪) Share ₪ / shares	May 18, 2025 ILS (₪) Share ₪ / shares	Mar. 21, 2024 ILS (₪) ₪ / shares	Jul. 31, 2022 ILS (₪) Share ₪ / shares	Dec. 31, 2025 ILS (₪) Share	Dec. 31, 2024 ILS (₪) Share	Dec. 31, 2023 ILS (₪)	Mar. 01, 2026
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution | ₪										₪ 49,919	₪ 9,982	₪ 39,945
Options grated to employees										275,000	0
Fair value of options at the time of grant | ₪									₪ 3,000
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of imported products originate in the Far East													35.00%
Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options grated to employees									164,000
Exercise price of options to purchase ordinary shares | ₪ / shares									₪ 55.3
Number of share options exercisable									164,000
Number of share options exercisable									1
Fair value of options at the time of grant | ₪									₪ 3,000
Senior managers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options grated to employees						75,000
Exercise price of options to purchase ordinary shares | ₪ / shares						₪ 53.51
Number of share options exercisable						75,000
Fair value of options at the time of grant | ₪						₪ 1,200
Mr. Joseph Williger [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options grated to employees		100,000			100,000
Number of share options exercisable					100,000
Fair value of options at the time of grant | ₪		₪ 3,200			₪ 3,200
Mr. Zwi Williger [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options grated to employees					200,000
Total options grated to employees		200,000
Number of share options exercisable					200,000
Fair value of options at the time of grant | ₪		₪ 3,200			₪ 3,200
Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options grated to employees							75,000
Exercise price of options to purchase ordinary shares | ₪ / shares							₪ 54.95
Number of share options exercisable							1
Fair value of options at the time of grant | ₪							₪ 1,200
Bottom of range [member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Expected volatility, share options granted									39.00%
Bottom of range [member] | Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Expected volatility, share options granted							39.00%
Top of range [member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Expected volatility, share options granted									44.00%
Top of range [member] | Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Expected volatility, share options granted							44.00%
First Tranche [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted									3
First Tranche [Member] | Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted							3
Second Tranche [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted									4
Second Tranche [Member] | Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted							4
Third Tranche [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted									5
Third Tranche [Member] | Three Senior Executives [Member]
Disclosure of non-adjusting events after reporting period [line items]
Option life, share options granted							5
Board of Directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution | ₪	₪ 20,000		₪ 30,000					₪ 10,000
Dividend distribution per share | ₪ / shares	₪ 1.44		₪ 2.16					₪ 0.72
Competition Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments For settlements alleged violations | ₪				₪ 11,600